Consolidated Statements Of Shareholders' Deficit (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Foreign currency translation gain (loss,) tax benefit	$ 280
Share issuance costs, tax benefit	1,703
Exercise of share options, income tax benefit	$ 480